Financial Highlights (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financial Highlights [Line Items]
Units (in shares)	20,711,486	21,671,015
Net Assets	$ 91,245,817	$ 88,677,532	$ 84,380,032	$ 79,093,169
Company Net Assets
Financial Highlights [Line Items]
Net Assets	$ 20,179,000	$ 17,222,000	$ 14,635,000	$ 14,003,000	$ 14,646,000
Units
Financial Highlights [Line Items]
Units (in shares)	20,711,000	21,671,000	22,072,000	22,313,000	22,850,000
Units | Minimum
Financial Highlights [Line Items]
Unit Value (in dollars per share)	$ 3.07270	$ 2.96418	$ 2.85437	$ 2.6471	$ 2.50018
Units | Maximum
Financial Highlights [Line Items]
Unit Value (in dollars per share)	$ 3.61008	$ 3.46206	$ 3.31402	$ 3.05509	$ 2.86852
Net Assets
Financial Highlights [Line Items]
Net Assets	$ 71,067,000	$ 71,456,000	$ 69,745,000	$ 65,090,000	$ 62,659,000
Investment Income Ratio
Financial Highlights [Line Items]
Investment Income Ratio	3.10%	3.51%	3.16%	3.68%	5.04%
Expense Ratio | Minimum
Financial Highlights [Line Items]
Expense Ratio	0.60%	0.60%	0.60%	0.60%	0.60%
Expense Ratio | Maximum
Financial Highlights [Line Items]
Expense Ratio	1.20%	1.20%	1.20%	1.20%	1.20%
Total Return | Minimum
Financial Highlights [Line Items]
Total Return	3.66%	3.85%	7.83%	5.88%	8.25%
Total Return | Maximum
Financial Highlights [Line Items]
Total Return	4.28%	4.47%	8.48%	6.50%	8.90%